Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000197647 [Member] | AT And T Inc 2 30 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[1]
C000197647 [Member] | Bank of America Corp 3 25 10 21 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[1]
C000197647 [Member] | Wells Fargo And Co 4 30 07 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[1]
C000197647 [Member] | Meta Platforms Inc 3 50 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[1]
C000197647 [Member] | Oracle Corp 3 25 11 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[1]
C000197647 [Member] | Goldman Sachs Group Inc The 3 85 01 26 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[1]
C000197647 [Member] | Morgan Stanley 3 63 01 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[1]
C000197647 [Member] | Amazon com Inc 3 15 08 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[1]
C000197647 [Member] | Citigroup Inc 4 45 09 29 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[1]
C000197647 [Member] | Microsoft Corp 3 30 02 06 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[1]
C000197647 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000197647 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000197647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000197647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000197647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000197647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000197647 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000197647 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000197647 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000197647 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000197647 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000197656 [Member] | Microsoft Corp 2 40 08 08 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[2]
C000197656 [Member] | AbbVie Inc 2 95 11 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[2]
C000197656 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 2 45 10 29 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[2]
C000197656 [Member] | Wells Fargo And Co 3 00 04 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[2]
C000197656 [Member] | Wells Fargo And Co 3 00 10 23 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000197656 [Member] | Morgan Stanley 3 13 07 27 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[2]
C000197656 [Member] | JPMorgan Chase And Co 2 95 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[2]
C000197656 [Member] | Oracle Corp 2 65 07 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[2]
C000197656 [Member] | JPMorgan Chase Bank N A 5 11 12 08 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
C000197656 [Member] | Goldman Sachs Group Inc The 3 50 11 16 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[2]
C000197656 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000197656 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000197656 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000197656 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000197656 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000197656 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000197656 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000197656 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000197656 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000197656 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000197656 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000197656 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000197657 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[3]
C000197657 [Member] | Sysco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[3]
C000197657 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[3]
C000197657 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[3]
C000197657 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[3]
C000197657 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[3]
C000197657 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[3]
C000197657 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[3]
C000197657 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[3]
C000197657 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[3]
C000197657 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000197657 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000197657 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000197657 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000197657 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000197657 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000197657 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000197657 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000197657 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201205 [Member] | Johnson And Johnson 1 30 09 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[4]
C000201205 [Member] | Ferguson Finance PLC 4 50 10 24 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[4]
C000201205 [Member] | Xilinx Inc 2 38 06 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[4]
C000201205 [Member] | Metropolitan Life Global Funding I 2 95 04 09 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[4]
C000201205 [Member] | Costco Wholesale Corp 1 60 04 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[4]
C000201205 [Member] | Florida Power And Light Co 2 45 02 03 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[4]
C000201205 [Member] | Georgia Pacific LLC 2 30 04 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[4]
C000201205 [Member] | Equitable Financial Life Global Funding 1 80 03 08 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[4]
C000201205 [Member] | Coca Cola Co The 2 25 01 05 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[4]
C000201205 [Member] | Momentive Performance Materials Inc 4 13 10 22 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[4]
C000201205 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000201205 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201205 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000201205 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000201205 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000201205 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000201205 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201205 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201205 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000201205 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000201205 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000201205 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202950 [Member] | Apple Inc 1 40 08 05 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%	[5]
C000202950 [Member] | Apple Inc 1 20 02 08 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[5]
C000202950 [Member] | Amazon com Inc 3 90 11 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000202950 [Member] | Citibank N A 5 80 09 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[5]
C000202950 [Member] | Sprint Capital Corp 6 88 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[5]
C000202950 [Member] | RTX Corp 4 13 11 16 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[5]
C000202950 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 3 00 10 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[5]
C000202950 [Member] | Cigna Group The 4 38 10 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[5]
C000202950 [Member] | Amgen Inc 5 15 03 02 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[5]
C000202950 [Member] | CVS Health Corp 4 30 03 25 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[5]
C000202950 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000202950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000202950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000202950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000202950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000202950 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000202950 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000202950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202950 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202951 [Member] | DISH DBS Corp 5 25 12 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[6]
C000202951 [Member] | Vistra Operations Co LLC 7 75 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[6]
C000202951 [Member] | NCR Atleos Corp 9 50 04 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[6]
C000202951 [Member] | Altice France S A 9 50 11 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[6]
C000202951 [Member] | WESCO Distribution Inc 7 25 06 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[6]
C000202951 [Member] | Talen Energy Supply LLC 8 63 06 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[6]
C000202951 [Member] | EG Global Finance PLC 12 00 11 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6]
C000202951 [Member] | LifePoint Health Inc 11 00 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[6]
C000202951 [Member] | Sirius XM Radio LLC 3 13 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[6]
C000202951 [Member] | IQVIA Inc 5 00 10 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[6]
C000202951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000202951 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202951 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000202951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000202951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000202951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202951 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000202951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000202951 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202951 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000203478 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[7]
C000203478 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[7]
C000203478 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[7]
C000203478 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[7]
C000203478 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[7]
C000203478 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[7]
C000203478 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[7]
C000203478 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[7]
C000203478 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[7]
C000203478 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%	[7]
C000203478 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000203478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000203478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000203478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000203478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000203478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000203478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000203478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000203478 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203478 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000203488 [Member] | Texas State of Water Development Board Series 2018 B RB 5 00 04 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000203488 [Member] | Triborough Bridge And Tunnel Authority Series 2025 A RB 5 00 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000203488 [Member] | North Texas Tollway Authority Series 2017 A Ref RB 5 00 01 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000203488 [Member] | Los Angeles City of CA Department of Water And Power Series 2025 A Ref RB 5 00 07 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000203488 [Member] | Los Angeles Unified School District Election of 2008 Series 2018 B 1 GO Bonds 5 00 07 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000203488 [Member] | Montana State of Facility Finance Authority Bozeman Deaconess Health Services Obligated Group Series 2018 RB 5 00 06 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000203488 [Member] | Illinois State of Series 2017 D GO Bonds 5 00 11 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000203488 [Member] | Los Angeles Unified School District Election of 2008 Series 2018 B 1 GO Bonds 5 25 07 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000203488 [Member] | Grand Parkway Transportation Corp TELA Supported Series 2018 A RB 5 00 10 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000203488 [Member] | Orlando City of FL Series 2018 B RB 5 00 10 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000203488 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000203488 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000203488 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000203488 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000203488 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000203488 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000203488 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000203488 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000203488 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000203488 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203488 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000203488 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203488 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000203488 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000203495 [Member] | Columbus City of OH Series 2015 Ref RB 5 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000203495 [Member] | Metropolitan Transportation Authority Green Bonds Subseries 2016 B 1 RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000203495 [Member] | Chicago City of IL Metropolitan Water Reclamation District Series 2016 A Ref GO Bonds 5 00 12 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000203495 [Member] | Illinois State of Toll Highway Authority Series 2015 B RB 5 00 01 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000203495 [Member] | New York City of NY Transitional Finance Authority Subseries 2016 B 1 RB 5 00 08 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000203495 [Member] | Minnesota State of Public Facilities Authority Series 2016 A RB 5 00 03 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000203495 [Member] | California State of Public Works Board Various Capital Series 2022 A Ref RB 5 00 08 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000203495 [Member] | Maryland State of Department of Transportation Series 2019 RB 5 00 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000203495 [Member] | California State of Series 2018 GO Bonds 5 00 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000203495 [Member] | New York City of NY Series 2017 C Ref GO Bonds 5 00 08 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000203495 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000203495 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000203495 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000203495 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000203495 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000203495 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000203495 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000203495 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000203495 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000203495 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000203495 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000203496 [Member] | Illinois State of Series 2017 C GO Bonds 5 00 11 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203496 [Member] | New Jersey State of Series 2020 A GO Bonds 5 00 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000203496 [Member] | New York City of NY Municipal Water Finance Authority Series 2018 DD 2 Ref RB 5 00 06 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000203496 [Member] | New York City of NY Transitional Finance Authority Series 2017 A E 1 RB 5 00 02 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000203496 [Member] | Clark County of NV Series 2017 Ref GO Bonds 5 00 06 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000203496 [Member] | Hudson Yards Infrastructure Corp Series 2017 A Ref RB 5 00 02 15 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000203496 [Member] | Hudson Yards Infrastructure Corp Series 2017 A Ref RB 5 00 02 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000203496 [Member] | Texas State of Water Development Board Series 2017 A RB 5 00 10 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000203496 [Member] | California State of Health Facilities Financing Authority Kaiser Permanente Subseries 2017 A 1 RB 5 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000203496 [Member] | Houston City of TX Series 2017 B Ref RB 5 00 11 15 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000203496 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000203496 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000203496 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000203496 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000203496 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000203496 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000203496 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000203496 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000203496 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000203496 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000203496 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000203496 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000203496 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000203496 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209106 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%	[8]
C000209106 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[8]
C000209106 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[8]
C000209106 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000209106 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[8]
C000209106 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[8]
C000209106 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[8]
C000209106 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[8]
C000209106 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[8]
C000209106 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[8]
C000209106 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209106 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209106 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000209106 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000209106 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209106 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209106 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209106 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209106 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209106 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209106 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209106 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209109 [Member] | Terex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[9]
C000209109 [Member] | Dana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%	[9]
C000209109 [Member] | Compass Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[9]
C000209109 [Member] | Constellium SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%	[9]
C000209109 [Member] | Herbalife Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%	[9]
C000209109 [Member] | Praxis Precision Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[9]
C000209109 [Member] | Peabody Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[9]
C000209109 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[9]
C000209109 [Member] | International Seaways Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[9]
C000209109 [Member] | Delek US Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[9]
C000209109 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209109 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209109 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209109 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000209109 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209109 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000209109 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209109 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209109 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000209109 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000209109 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209109 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213440 [Member] | Wells Fargo And Co 4 15 01 24 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[10]
C000213440 [Member] | Cisco Systems Inc 4 85 02 26 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[10]
C000213440 [Member] | AbbVie Inc 4 80 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[10]
C000213440 [Member] | Fiserv Inc 3 50 07 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[10]
C000213440 [Member] | Anheuser Busch InBev Worldwide Inc 4 75 01 23 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[10]
C000213440 [Member] | AT And T Inc 4 35 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[10]
C000213440 [Member] | Verizon Communications Inc 4 02 12 03 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[10]
C000213440 [Member] | International Business Machines Corp 3 50 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[10]
C000213440 [Member] | Centene Corp 4 63 12 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[10]
C000213440 [Member] | AbbVie Inc 3 20 11 21 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[10]
C000213440 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000213440 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213440 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000213440 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000213440 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000213440 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000213440 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000213440 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213440 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000213440 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000213440 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000213440 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213441 [Member] | DISH Network Corp 11 75 11 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[11]
C000213441 [Member] | Rakuten Group Inc 11 25 02 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[11]
C000213441 [Member] | Nexstar Media Inc 5 63 07 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[11]
C000213441 [Member] | Lightning Power LLC 7 25 08 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[11]
C000213441 [Member] | TK Elevator U S Newco Inc 5 25 07 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[11]
C000213441 [Member] | Sirius XM Radio LLC 5 00 08 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[11]
C000213441 [Member] | Tenet Healthcare Corp 5 13 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[11]
C000213441 [Member] | MPT Operating Partnership L P MPT Finance Corp 5 00 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[11]
C000213441 [Member] | Icahn Enterprises L P Icahn Enterprises Finance Corp 5 25 05 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[11]
C000213441 [Member] | Alliant Holdings Intermediate LLC Alliant Holdings Co Issuer 6 75 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[11]
C000213441 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213441 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000213441 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213441 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000213441 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213441 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000213441 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000213441 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000213441 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213441 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000213441 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000213441 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000213743 [Member] | California State of Series 2019 GO Bonds 5 00 11 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000213743 [Member] | New Jersey State of Turnpike Authority Series 2019 A RB 5 00 01 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000213743 [Member] | Nashville City of And Davidson County of TN Metropolitan Government Health And Educational Facilities Board The Vanderbilt University Medical Center Series 2024 RB 5 00 07 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000213743 [Member] | New York City of NY Transitional Finance Authority Series 2019 B 1 RB 5 00 11 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000213743 [Member] | Hillsborough County of FL Industrial Development Authority Baycare Health System Series 2024 C Ref RB 5 00 11 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000213743 [Member] | New York City of NY Series 2019 B 1 GO Bonds 5 00 10 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213743 [Member] | New Jersey State of Series 2020 A GO Bonds 5 00 06 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213743 [Member] | Triborough Bridge And Tunnel Authority Series 2025 B 2 RB 5 00 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000213743 [Member] | University of California Series 2024 BX RB 5 00 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000213743 [Member] | Pennsylvania Commonwealth of Series 2019 Ref GO Bonds 5 00 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000213743 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000213743 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000213743 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000213743 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000213743 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000213743 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000213743 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213743 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000213743 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000213743 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000213743 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213743 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000213743 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213743 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213744 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 5 25 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000213744 [Member] | California State of Series 2020 GO Bonds 4 00 03 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000213744 [Member] | Los Angeles City of CA Department of Water And Power Series 2025 C Ref RB 5 00 07 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000213744 [Member] | California State of Series 2020 GO Bonds 5 00 03 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000213744 [Member] | Los Angeles Unified School District Series 2020 RYQ GO Bonds 5 00 07 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000213744 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2020 A RB 5 00 11 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000213744 [Member] | New York State Urban Development Corp Series 2020 C Ref RB 5 00 03 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000213744 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 5 00 11 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000213744 [Member] | New York State of Dormitory Authority Series 2020 D Ref RB 5 00 02 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213744 [Member] | New York City of NY Series 2020 C 1 Ref GO Bonds 5 00 08 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000213744 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000213744 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213744 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000213744 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000213744 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213744 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000213744 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000213744 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213744 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000213744 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213744 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213744 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000213744 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221367 [Member] | Univision Communications Inc 8 00 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[12]
C000221367 [Member] | Avantor Funding Inc 4 63 07 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[12]
C000221367 [Member] | MPT Operating Partnership L P MPT Finance Corp 8 50 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[12]
C000221367 [Member] | United Rentals North America Inc 4 88 01 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[12]
C000221367 [Member] | Tenneco Inc 8 00 11 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[12]
C000221367 [Member] | Sirius XM Radio LLC 4 00 07 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[12]
C000221367 [Member] | Organon And Co Organon Foreign Debt Co Issuer B V 4 13 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[12]
C000221367 [Member] | Venture Global LNG Inc 8 13 06 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[12]
C000221367 [Member] | DISH DBS Corp 5 75 12 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[12]
C000221367 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 5 00 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[12]
C000221367 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221367 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000221367 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221367 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000221367 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221367 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000221367 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000221367 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221367 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000221367 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000221367 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000221367 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221368 [Member] | Boeing Co The 5 15 05 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[13]
C000221368 [Member] | Meta Platforms Inc 4 20 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[13]
C000221368 [Member] | Pacific Gas and Electric Co 4 55 07 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[13]
C000221368 [Member] | Oracle Corp 4 45 09 26 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[13]
C000221368 [Member] | Amgen Inc 5 25 03 02 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[13]
C000221368 [Member] | Citibank N A 4 91 05 29 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[13]
C000221368 [Member] | Alphabet Inc 4 10 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[13]
C000221368 [Member] | Amazon com Inc 4 10 11 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[13]
C000221368 [Member] | Takeda Pharmaceutical Co Ltd 2 05 03 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[13]
C000221368 [Member] | Philip Morris International Inc 5 13 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[13]
C000221368 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000221368 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000221368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000221368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000221368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000221368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000221368 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000221368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225365 [Member] | Centrica PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[14]
C000225365 [Member] | Banco de Sabadell S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[14]
C000225365 [Member] | Banca Monte dei Paschi di Siena S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[14]
C000225365 [Member] | Furukawa Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[14]
C000225365 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[14]
C000225365 [Member] | Banco BPM S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[14]
C000225365 [Member] | Mitsui Kinzoku Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[14]
C000225365 [Member] | Woori Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[14]
C000225365 [Member] | Sumitomo Electric Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[14]
C000225365 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000225365 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225365 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000225365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000225365 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000225365 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225365 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225365 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225365 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000225365 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225365 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229787 [Member] | Verizon Communications Inc 2 55 03 21 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[15]
C000229787 [Member] | Orange S A 9 00 03 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[15]
C000229787 [Member] | Oracle Corp 2 88 03 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[15]
C000229787 [Member] | AT And T Inc 2 75 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[15]
C000229787 [Member] | Amazon com Inc 2 10 05 12 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[15]
C000229787 [Member] | Cisco Systems Inc 4 95 02 26 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[15]
C000229787 [Member] | Broadcom Inc 2 45 02 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[15]
C000229787 [Member] | Apple Inc 1 65 02 08 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[15]
C000229787 [Member] | Oracle Corp 4 95 02 04 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[15]
C000229787 [Member] | Walt Disney Co The 2 65 01 13 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[15]
C000229787 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000229787 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229787 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000229787 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000229787 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000229787 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000229787 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000229787 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000229787 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000229787 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000229787 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000229787 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000229788 [Member] | Imola Merger Corp 4 75 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[16]
C000229788 [Member] | Connect Finco S a r l Connect US Finco LLC 9 00 09 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[16]
C000229788 [Member] | Rakuten Group Inc 9 75 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[16]
C000229788 [Member] | Staples Inc 10 75 09 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[16]
C000229788 [Member] | Neptune Bidco US Inc 9 29 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[16]
C000229788 [Member] | TransDigm Inc 6 38 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[16]
C000229788 [Member] | Venture Global LNG Inc 9 50 02 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[16]
C000229788 [Member] | Cloud Software Group Inc 9 00 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[16]
C000229788 [Member] | Cloud Software Group Inc 6 50 03 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[16]
C000229788 [Member] | EchoStar Corp 10 75 11 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[16]
C000229788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000229788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000229788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000229788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000229788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000229788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000229788 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000229788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000229788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000229788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000229788 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229789 [Member] | Triborough Bridge And Tunnel Authority Series 2021 A 1 Ref RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000229789 [Member] | New Jersey State of Series 2020 A GO Bonds 4 00 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000229789 [Member] | Illinois State of Toll Highway Authority Series 2020 A RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000229789 [Member] | University of California Limited Series 2021 Q Ref RB 5 00 05 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000229789 [Member] | California State of Health Facilities Financing Authority Cedars Sinai Health System Series 2021 Ref RB 4 00 08 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000229789 [Member] | California State of Series 2021 Ref GO Bonds 4 00 10 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000229789 [Member] | California State of Series 2021 Ref GO Bonds 5 00 09 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000229789 [Member] | California State of Bid Group C Series 2021 C Ref GO Bonds 5 00 10 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000229789 [Member] | Massachusetts Commonwealth of Series 2021 C GO Bonds 5 00 09 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000229789 [Member] | Intermountain Power Agency Series 2022 A Ref RB 5 00 07 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000229789 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000229789 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000229789 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000229789 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000229789 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000229789 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000229789 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000229789 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229789 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000229789 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000229789 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229789 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000237719 [Member] | Ford Motor Co 3 25 02 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[17]
C000237719 [Member] | Amazon com Inc 4 70 12 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[17]
C000237719 [Member] | Oracle Corp 6 25 11 09 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[17]
C000237719 [Member] | Amazon com Inc 3 60 04 13 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[17]
C000237719 [Member] | Sprint Capital Corp 8 75 03 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[17]
C000237719 [Member] | Oracle Corp 4 80 09 26 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[17]
C000237719 [Member] | Meta Platforms Inc 3 85 08 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[17]
C000237719 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 3 30 01 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[17]
C000237719 [Member] | Verizon Communications Inc 2 36 03 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[17]
C000237719 [Member] | Meta Platforms Inc 4 60 11 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[17]
C000237719 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000237719 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000237719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000237719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000237719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237719 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000237719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000237719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000237719 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237719 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237720 [Member] | HUB International Ltd 7 25 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[18]
C000237720 [Member] | WULF Compute LLC 7 75 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[18]
C000237720 [Member] | EMRLD Borrower L P Emerald Co Issuer Inc 6 63 12 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[18]
C000237720 [Member] | One 011778 BC ULC New Red Finance Inc 4 00 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[18]
C000237720 [Member] | DaVita Inc 4 63 06 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[18]
C000237720 [Member] | Mauser Packaging Solutions Holding Co 7 88 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[18]
C000237720 [Member] | APLD ComputeCo LLC 9 25 12 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[18]
C000237720 [Member] | athenahealth Group Inc 6 50 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
C000237720 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[18]
C000237720 [Member] | Tenet Healthcare Corp 6 13 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[18]
C000237720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000237720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000237720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000237720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000237720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000237720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000237720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000237720 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237720 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237721 [Member] | Texas State of Transportation Commission State Highway Fund Series 2024 Ref RB 5 00 10 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000237721 [Member] | New York City of NY Transitional Finance Authority Series 2022 F 1 RB 5 00 02 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000237721 [Member] | California State of Series 2022 Ref GO Bonds 5 00 09 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000237721 [Member] | Tarrant County Cultural Education Facilities Finance Corp Baylor Scott And White Health Series 2022 RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000237721 [Member] | Iowa State of Finance Authority Iowa Fertilizer Co Series 2022 Ref RB 5 00 12 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000237721 [Member] | New York State of Dormitory Authority Series 2022 A Ref RB 5 00 05 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000237721 [Member] | New York City of NY Municipal Water Finance Authority Subseries 2023 AA 1 RB 5 25 06 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000237721 [Member] | New Jersey State of Series 2020 A GO Bonds 4 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000237721 [Member] | University of California Series 2022 BK RB 5 00 05 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000237721 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237721 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000237721 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237721 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237721 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237721 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237721 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000237721 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237721 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237721 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237721 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000237721 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237721 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000237721 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237721 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237721 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237721 [Member] | Intergovenmental Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000244604 [Member] | Amgen Inc 5 25 03 02 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[19]
C000244604 [Member] | AT And T Inc 2 55 12 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[19]
C000244604 [Member] | Oracle Corp 5 35 05 04 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[19]
C000244604 [Member] | T Mobile USA Inc 5 05 07 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[19]
C000244604 [Member] | Enbridge Inc 5 70 03 08 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[19]
C000244604 [Member] | Philip Morris International Inc 5 38 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[19]
C000244604 [Member] | Intel Corp 5 20 02 10 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[19]
C000244604 [Member] | BP Capital Markets America Inc 4 81 02 13 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[19]
C000244604 [Member] | Banco Santander S A 6 92 08 08 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[19]
C000244604 [Member] | Verizon Communications Inc 4 50 08 10 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[19]
C000244604 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000244604 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244604 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244604 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244604 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000244604 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000244604 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000244604 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244604 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000244604 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000244604 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000244604 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244605 [Member] | CoreWeave Inc 9 00 02 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[20]
C000244605 [Member] | JetBlue Airways Corp JetBlue Loyalty L P 9 88 09 20 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[20]
C000244605 [Member] | Black Pearl Compute LLC 6 13 02 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[20]
C000244605 [Member] | Directv Financing LLC Directv Financing Co Obligor Inc 10 00 02 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
C000244605 [Member] | Venture Global LNG Inc 8 38 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[20]
C000244605 [Member] | Windstream Services LLC Windstream Escrow Finance Corp 8 25 10 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[20]
C000244605 [Member] | UKG Inc 6 88 02 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[20]
C000244605 [Member] | Allied Universal Holdco LLC 7 88 02 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[20]
C000244605 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 25 02 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[20]
C000244605 [Member] | Panther Escrow Issuer LLC 7 13 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[20]
C000244605 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244605 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000244605 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244605 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000244605 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244605 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000244605 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000244605 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244605 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244605 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000244605 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000244605 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244606 [Member] | California State of Series 2023 GO Bonds 5 25 09 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000244606 [Member] | Jefferson County of AL Series 2024 Ref RB 5 25 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000244606 [Member] | New York State of Dormitory Authority Series 2019 RB 2 00 07 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000244606 [Member] | Pennsylvania Commonwealth of Turnpike Commission First Series 2023 Ref RB 5 00 12 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000244606 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2023 BB RB 5 00 06 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000244606 [Member] | Connecticut State of Health And Educational Facilities Authority Yale University Series 1999 RB 5 00 07 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000244606 [Member] | New York City of NY Transitional Finance Authority Series 2023 RB 5 25 05 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000244606 [Member] | Jefferson County of AL Series 2024 Ref Revenue Wts 5 25 10 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000244606 [Member] | New Jersey State of Turnpike Authority Series 2022 B RB 5 00 01 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000244606 [Member] | California State of Series 2016 Ref GO Bonds 3 00 09 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000244606 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000244606 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244606 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000244606 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244606 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244606 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000244606 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244606 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244606 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244606 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244606 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000244606 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244606 [Member] | Sewer Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000250315 [Member] | UnitedHealth Group Inc 5 15 07 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[21]
C000250315 [Member] | Citibank N A 5 57 04 30 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[21]
C000250315 [Member] | Kroger Co The 5 00 09 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[21]
C000250315 [Member] | Meta Platforms Inc 4 75 08 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[21]
C000250315 [Member] | Cisco Systems Inc 5 05 02 26 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[21]
C000250315 [Member] | Bristol Myers Squibb Co 5 20 02 22 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[21]
C000250315 [Member] | Boeing Co The 6 53 05 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[21]
C000250315 [Member] | AT And T Inc 5 40 02 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[21]
C000250315 [Member] | Broadcom Inc 3 47 04 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[21]
C000250315 [Member] | AbbVie Inc 5 05 03 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[21]
C000250315 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000250315 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000250315 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000250315 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000250315 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000250315 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250315 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000250315 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000250315 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000250315 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000250315 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000250315 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250316 [Member] | One 261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[22]
C000250316 [Member] | Quikrete Holdings Inc 6 38 03 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[22]
C000250316 [Member] | Asurion LLC and Asurion Co Issuer Inc 8 00 12 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[22]
C000250316 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 50 05 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[22]
C000250316 [Member] | Discovery Global Holdings Inc 4 28 03 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[22]
C000250316 [Member] | QXO Building Products Inc 6 75 04 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[22]
C000250316 [Member] | TransDigm Inc 6 63 03 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[22]
C000250316 [Member] | Venture Global LNG Inc 9 88 02 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[22]
C000250316 [Member] | IQVIA Inc 6 25 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[22]
C000250316 [Member] | HUB International Ltd 7 38 01 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[22]
C000250316 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250316 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000250316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000250316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000250316 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000250316 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250316 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000250316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000250316 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000250316 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253524 [Member] | Massachusetts Commonwealth of Bay Transportation Authority Series 2024 A Ref RB 5 25 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000253524 [Member] | New York City of NY Transitional Finance Authority Series 2024 RB 5 25 05 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000253524 [Member] | South Carolina State of Public Service Authority Santee Cooper Series 2024 B Ref RB 5 00 12 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000253524 [Member] | Connecticut State of Social Bonds Series 2024 B GO Bonds 5 00 01 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000253524 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2024 AA Ref RB 5 00 06 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000253524 [Member] | Ohio State of Water Development Authority Water Pollution Control Loan Fund Series 2025 RB 5 00 12 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000253524 [Member] | New York State of Dormitory Authority Montefiore Obligated Group Series 2024 RB 5 50 11 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000253524 [Member] | Triborough Bridge And Tunnel Authority Series 2016 A Ref RB 3 00 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000253524 [Member] | Massachusetts Commonwealth of Series 2024 A GO Bonds 5 00 01 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000253524 [Member] | Triborough Bridge And Tunnel Authority Series 2024 A 1 RB 5 25 05 15 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000253524 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000253524 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253524 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253524 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253524 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253524 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000253524 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253524 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000253524 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253524 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000253524 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253524 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253524 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253524 [Member] | Intergovenmental Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261115 [Member] | Meta Platforms Inc 4 88 11 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[23]
C000261115 [Member] | Oracle Corp 5 20 09 26 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[23]
C000261115 [Member] | Alphabet Inc 4 70 11 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[23]
C000261115 [Member] | Amazon com Inc 4 65 11 20 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[23]
C000261115 [Member] | Broadcom Inc 5 20 07 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[23]
C000261115 [Member] | AbbVie Inc 4 50 05 14 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[23]
C000261115 [Member] | Synopsys Inc 5 15 04 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[23]
C000261115 [Member] | AT And T Inc 4 50 05 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[23]
C000261115 [Member] | Verizon Communications Inc 5 25 04 02 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[23]
C000261115 [Member] | Verizon Communications Inc 4 78 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[23]
C000261115 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000261115 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261115 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000261115 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000261115 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000261115 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000261115 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000261115 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000261115 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000261115 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000261115 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000261115 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000261116 [Member] | United Rentals North America Inc 5 38 11 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[24]
C000261116 [Member] | TransDigm Inc 6 00 01 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[24]
C000261116 [Member] | Quikrete Holdings Inc 6 75 03 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[24]
C000261116 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 50 06 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[24]
C000261116 [Member] | Viking Cruises Ltd 5 88 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[24]
C000261116 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 7 00 02 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[24]
C000261116 [Member] | Olympus Water US Holding Corp 7 25 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[24]
C000261116 [Member] | Level 3 Financing Inc 6 88 06 30 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[24]
C000261116 [Member] | Jane Street Group JSG Finance Inc 6 75 05 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[24]
C000261116 [Member] | TransDigm Inc 6 38 05 31 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[24]
C000261116 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261116 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000261116 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000261116 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000261116 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000261116 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000261116 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000261116 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000261116 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000261116 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000261116 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000261116 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000263929 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[25]
C000263929 [Member] | California State of Series 2025 GO Bonds 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[25]
C000263929 [Member] | Orange County of FL Health Facilities Authority Orlando Health Obligated Group Series 2025 Ref RB 5 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[25]
C000263929 [Member] | California State of Health Facilities Financing Authority Adventist Health System Series 2025 RB 5 00 12 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[25]
C000263929 [Member] | New York City of NY Subseries 2025 G 1 GO Bonds 5 00 02 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[25]
C000263929 [Member] | University of California Series 2025 RB 5 00 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%	[25]
C000263929 [Member] | Massachusetts Commonwealth of Development Finance Agency Boston College Series 2025 Ref RB 5 00 10 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[25]
C000263929 [Member] | Colorado Springs City of CO Series 2022 A RB 5 00 11 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[25]
C000263929 [Member] | Pennsylvania Commonwealth of Higher Educational Facilities Authority Thomas Jefferson University Series 2025 Ref RB 5 50 08 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[25]
C000263929 [Member] | Omaha City of NE Public Power District Series 2025 B RB 5 00 02 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%	[25]
C000263929 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000263929 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000263929 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000263929 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000263929 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000263929 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000263929 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000263929 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000263929 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000263929 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000263929 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000263929 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000263929 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.